Employee benefits - Expense recognized in the statements of comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Plan net expense	$ 71	$ 75	$ 141
Continuing operations | Cost of sales
Disclosure of defined benefit plans [line items]
Plan net expense	13	14	14
Continuing operations | General and administration expenses
Disclosure of defined benefit plans [line items]
Plan net expense	$ 58	$ 61	$ 127